Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Interest Bearing Deposits Table [Text Block]
	December 31,
(In thousands)	2014	2013
Savings accounts	$6,737,370	$6,839,126
NOW, money market and other interest bearing demand deposits	4,811,972	5,637,985
Total savings, NOW, money market and other interest bearing demand deposits	11,549,342	12,477,111
Certificates of deposit:
Under $100,000	4,211,180	5,101,711
$100,000 and over	3,263,265	3,209,641
Total certificates of deposit	7,474,445	8,311,352
Total interest bearing deposits	$19,023,787	$20,788,463

Summary Of Certificates Of Deposit By Maturity Disclosures Table [Text Block]
(In thousands)
2015	$5,011,262
2016	958,246
2017	572,706
2018	363,691
2019	495,931
2020 and thereafter	72,609
Total certificates of deposit	$7,474,445